Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0002020407
Registrant Name	HarbourVest Private Investments Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES